Note 4 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about exploration expenditures [text block]
	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$200,000	$1,334,548	$150,000	$10,454	$-	$3,647,909
Cash	-	1,755	100,000	4,245	50,000	1,276	41,553	198,829
Shares	-	-	100,000	-	50,000	-	85,600	235,600
Balance, March 31, 2024	1,909,407	45,255	400,000	1,338,793	250,000	11,730	127,153	4,082,338

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	660,472	371,909	2,509,453	38,365	-	8,829,882
Assay	-	-	15,188	-	2,669	-	-	17,857
Geological, consulting, and Other	1,898,973	83,892	173,746	47,324	152,901	7,500	-	2,364,336
Exploration cost recovery	-	-	-	-	(200,000)	-	-	(200,000)
Balance, March 31, 2024	6,552,532	680,016	849,406	419,233	2,465,023	45,865	-	11,012,075

Total Balance – March 31, 2024	$8,461,939	$725,271	$1,249,406	$1,758,026	$2,715,023	$57,595	$127,153	$15,094,413
	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2022	$1,909,407	$40,500	$-	$1,200,586	$50,000	$-	$-	$3,200,493
Cash	-	3,000	100,000	133,962	50,000	8,000	-	294,962
Shares	-	-	100,000	-	50,000	2,454	-	152,454
Balance, March 31, 2023	1,909,407	43,500	200,000	1,334,548	150,000	10,454	-	3,647,909

Exploration costs
Balance, March 31, 2022	3,402,511	-	-	244,216	343,902	-	-	3,990,629
Assay	805	-	-	-	496	-	-	1,301
Drilling	29,084	-	-	-	-	-	-	29,084
Geological, consulting, and Other	780,155	412,874	498,213	127,693	1,397,541	38,365	-	3,254,841
Helicopter	441,004	183,250	162,259	-	1,067,514	-	-	1,854,027
Exploration cost recovery	-	-	-	-	(300,000)	-	-	(300,000)
Balance, March 31, 2023	4,653,559	596,124	660,472	371,909	2,509,453	38,365	-	8,829,882

Total Balance – March 31, 2023	$6,562,966	$639,624	$860,472	$1,706,457	$2,659,453	$48,819	$-	$12,477,791
	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2021	$1,764,444	$-	$-	$1,121,057	$-	$-	$-	$2,885,501
Cash	75,000	40,500	-	79,529	25,000	-	-	220,029
Shares	69,963	-	-	-	25,000	-	-	94,963
Balance, March 31, 2022	1,909,407	40,500	-	1,200,586	50,000	-	-	3,200,493

Exploration costs
Balance, March 31, 2021	3,203,419	-	-	174,732	-	-	-	3,378,151
Assay	1,216	-	-	4,712	-	-	-	5,928
Drilling	150,633	-	-	-	-	-	-	150,633
Geological, consulting, and Other	47,243	-	-	64,772	268,512	-	-	380,527
Helicopter	-	-	-	-	275,390	-	-	275,390
Exploration cost recovery	-	-	-	-	(200,000)	-	-	(200,000)
Balance, March 31, 2022	3,402,511	-	-	244,216	343,902	-	-	3,990,629

Total Balance – March 31, 2022	$5,311,918	$40,500	$-	$1,444,802	$393,902	$-	$-	$7,191,122

Schedule of royalties [table text block]
Ivanhoe / Emporia – Royalty Schedule
Monthly Average Silver Price/Oz	Minimum Monthly Royalty	Production Royalty %
Less than $5,00	$125	3%
$5.00 ~ $6.99	$250	4%
$7.00 ~ $8.99	$500	5%
$9.00 ~ $10.99	$1,000	6%
$11.00 ~ $14.99	$1,500	7%
$15.00 or greater	$2,000	8%